SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues		$ 3,967	$ 3,778	$ 3,367
Other income		584	93	60
Direct operating costs	[1]	(1,466)	(1,174)	(1,185)
Share of revenue, other income and direct operating costs from equity-accounted investments		38	24	22
Management service costs		(88)	(169)	(175)
Interest expense		(1,017)	(812)	(691)
Current		(113)	(133)	(31)
Share of interest and cash taxes from equity-accounted investments		(8)	(4)	(6)
Share of Funds From Operations attributable to non-controlling interests		(1,181)	(991)	(807)
Depreciation		(1,342)	(1,179)	(1,115)
Foreign exchange and financial instruments (loss) gain		159	(65)	(27)
Deferred income tax (recovery) expense		40	15	(56)
Other		(61)	(90)	(277)
Dividends on class A exchangeable share		(241)	(220)	(209)
Remeasurement of BEPC exchangeable and class B shares		(106)	1,800	1,267
Share of earnings from equity-accounted investments		(38)	(14)	(14)
Net income attributable to non-controlling interests		692	644	823
Net income (loss) attributable to the partnership		(181)	1,503	946
Share of earnings (loss) from equity-accounted investments		(8)	6	2
Net loss attributable to participating non-controlling interests		489	347	(16)
Interest expense		1,258	1,032	900
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,654	1,584	1,483
Other income		146	99	101
Direct operating costs		(613)	(594)	(578)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,187	1,089	1,006
Management service costs		(88)	(163)	(175)
Interest expense		(357)	(277)	(264)
Current		(26)	(37)	(13)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		716	612	554
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(47)	(55)	(40)
Other income		(13)	1	(1)
Direct operating costs		22	30	19
Share of revenue, other income and direct operating costs from equity-accounted investments		38	24	22
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest expense		8	4	6
Current		0	0	0
Share of interest and cash taxes from equity-accounted investments		(8)	(4)	(6)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Non-controlling interests
Disclosure of operating segments [line items]
Revenues		2,360	2,249	1,924
Other income		451	(7)	(40)
Direct operating costs		(875)	(610)	(626)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,936	1,632	1,258
Management service costs		0	(6)	0
Interest expense		(668)	(539)	(433)
Current		(87)	(96)	(18)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		(1,181)	(991)	(807)
Funds From Operations		0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,505	2,307	1,969
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,212	1,095	992
Other income		51	44	55
Direct operating costs		(476)	(426)	(424)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		787	713	623
Management service costs		0	0	0
Interest expense		(261)	(175)	(140)
Current		(22)	(34)	(11)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		504	504	472
Wind
Disclosure of operating segments [line items]
Revenues		609	647	646
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		152	176	199
Other income		33	10	26
Direct operating costs		(47)	(54)	(59)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		138	132	166
Management service costs		0	0	0
Interest expense		(28)	(29)	(35)
Current		(2)	(2)	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		108	101	129
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		632	567	507
Utility-scale solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		165	167	166
Other income		23	37	15
Direct operating costs		(42)	(39)	(42)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		146	165	139
Management service costs		0	0	0
Interest expense		(50)	(50)	(53)
Current		(2)	(1)	(1)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		94	114	85
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		221	257	245
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		125	146	126
Other income		18	8	2
Direct operating costs		(42)	(70)	(50)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		101	84	78
Management service costs		0	0	0
Interest expense		(21)	(20)	(20)
Current		0	0	1
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		80	64	59
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income		21	0	3
Direct operating costs		(6)	(5)	(3)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		15	(5)	0
Management service costs		(88)	(163)	(175)
Interest expense		3	(3)	(16)
Current		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		$ (70)	$ (171)	$ (191)

[1]	Direct operating costs exclude depreciation expense disclosed below.